Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Significant Accounting Policies [Line Items]
Depreciation of assets	$ 208,000	$ 279,000	$ 521,000
Amounts receivable from credit card issuers	1,900,000	1,900,000
Accounts receivable periods	30 days
Amortization method of intangible assets	Trademarks and tradenames are amortized using the straight-line method over a period of 15 to 20 years
Intangible assets	1,700,000	1,600,000
Accumulated amortization of intangible assets	700,000	600,000
Period of warranties	3 years
Asset impairment charge	0	0	0
Reimbursement of advertising cost	2,900,000	2,900,000	2,900,000
Advertising and marketing expense	10,800,000	9,900,000	8,000,000
Stock options [Member]
Significant Accounting Policies [Line Items]
Outstanding	232,821	230,694	547,326
Warrants [Member]
Significant Accounting Policies [Line Items]
Outstanding	382,693	382,693	382,693
Stock appreciation rights [Member]
Significant Accounting Policies [Line Items]
Outstanding			21,737
Cost of goods sold [Member]
Significant Accounting Policies [Line Items]
Gains (losses) on foreign exchange	100,000	(300,000)	400,000
Interest and other financial costs [Member]
Significant Accounting Policies [Line Items]
Gains (losses) on foreign exchange	$ (174,000)	$ (113,000)	$ 12,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges	18.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	7.90%